Note 13 - Commitments and Contingencies (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2023	2022	2022

Loan commitments	$341,679	$382,851	$315,757
Letters of credit	82,847	60,273	58,732

	$424,526	$443,124	$374,489